UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-05848

            The Gabelli Value 25 Fund Inc. (formerly, The Gabelli Value Fund Inc.)

(Exact name of registrant as specified in charter)

One Corporate Center

                        Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc. Semiannual Report — June 30, 2014	Christopher J. Marangi Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) per Class A Share of The Gabelli Value 25 Fund Inc. increased 2.6% compared with an increase of 7.1% and 2.7% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)					Since
					Inception
	Six Months	1 Year	5 Year	10 Year	(9/29/89)
Class A (GABVX)	2.58%	19.77%	21.55%	8.47%	11.23%
With sales charge (b)	(3.32)	12.89	20.12	7.83	10.97
S&P 500 Index	7.14	24.61	18.83	7.78	9.55
Dow Jones Industrial Average	2.66	15.46	17.76	7.62	10.38
Nasdaq Composite Index	6.18	30.98	20.57	9.20	9.43
Class AAA (GVCAX)	2.64	19.74	21.56	8.47	11.24
Class C (GVCCX)	2.21	18.84	20.66	7.66	10.76
With contingent deferred sales charge (c)	1.21	17.84	20.66	7.66	10.76
Class I (GVCIX)	2.73	20.05	21.88	8.65	11.31

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class AAA Shares and Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Value 25 Fund Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2014 through June 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Value 25 Fund Inc.

Actual Fund Return
Class AAA	$1,000.00	$1,026.40	1.38%	$ 6.93
Class A	$1,000.00	$1,025.80	1.38%	$ 6.93
Class C	$1,000.00	$1,022.10	2.13%	$10.68
Class I	$1,000.00	$1,027.30	1.13%	$ 5.68
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.38%	$ 6.90
Class A	$1,000.00	$1,017.95	1.38%	$ 6.90
Class C	$1,000.00	$1,014.23	2.13%	$10.64
Class I	$1,000.00	$1,019.19	1.13%	$ 5.66

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2014:

The Gabelli Value 25 Fund Inc.

Entertainment	16.1%
Cable and Satellite	12.6%
Financial Services	6.5%
Broadcasting	5.8%
Food and Beverage	5.5%
Diversified Industrial	5.2%
U.S. Government Obligations	5.0%
Consumer Products	3.7%
Energy and Utilities	3.4%
Equipment and Supplies	3.1%
Consumer Services	2.9%
Business Services	2.7%
Aerospace	2.5%
Machinery	2.2%
Metals and Mining	2.2%
Environmental Services	2.2%
Automotive: Parts and Accessories	2.0%

Specialty Chemicals	1.9%
Retail	1.8%
Electronics	1.7%
Computer Software and Services	1.7%
Telecommunications	1.5%
Publishing	1.5%
Hotels and Gaming	1.5%
Health Care	1.2%
Automotive	1.0%
Aviation: Parts and Services	0.8%
Real Estate	0.6%
Wireless Communications	0.3%
Communications Equipment	0.2%
Other Assets and Liabilities (Net)	0.7%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.3%
	Aerospace — 2.5%
180,000	Exelis Inc.	$2,345,987	$3,056,400
960,000	Rolls-Royce Holdings plc	7,193,410	17,562,979
128,640,000	Rolls-Royce Holdings plc, Cl. C†(a)	215,832	220,153

		9,755,229	20,839,532

	Automotive — 1.0%
219,000	Navistar International Corp.†	6,772,297	8,208,120

	Automotive: Parts and Accessories — 2.0%
38,000	China Yuchai International Ltd.	300,576	806,360
145,000	Genuine Parts Co.	4,093,637	12,731,000
20,000	O’Reilly Automotive Inc.†	2,621,915	3,012,000

		7,016,128	16,549,360

	Aviation: Parts and Services — 0.8%
16,000	Curtiss-Wright Corp.	1,008,263	1,048,960
296,000	GenCorp Inc.†	2,236,460	5,653,600

		3,244,723	6,702,560

	Broadcasting — 5.8%
559,000	CBS Corp., Cl. A, Voting	11,148,914	34,713,900
96,000	Liberty Media Corp., Cl. A†	4,538,215	13,121,280

		15,687,129	47,835,180

	Business Services — 2.7%
46,000	Ascent Capital Group Inc., Cl. A†	1,577,118	3,036,460
100,000	Blucora Inc.†	1,803,301	1,887,000
23,000	Fidelity National Information Services Inc.	664,059	1,259,020
135,000	Internap Network Services Corp.†	828,243	951,750
80,000	Macquarie Infrastructure Co. LLC	3,486,909	4,989,600
51,000	MasterCard Inc., Cl. A	1,107,728	3,746,970
53,000	The Brink’s Co.	1,466,589	1,495,660
245,000	The Interpublic Group of Companies Inc.	4,766,638	4,779,950

		15,700,585	22,146,410

	Cable and Satellite — 12.6%
221,000	AMC Networks Inc., Cl. A†	2,171,913	13,589,290
780,000	Cablevision Systems Corp., Cl. A	1,847,002	13,767,000
170,000	Comcast Corp., Cl. A, Special	4,626,722	9,066,100
245,000	DIRECTV†	4,852,327	20,827,450
145,000	DISH Network Corp., Cl. A†	2,817,459	9,436,600
103,000	EchoStar Corp., Cl. A†	2,833,394	5,452,820
80,000	Intelsat SA†	1,593,983	1,507,200
169,000	Liberty Global plc, Cl. A†	2,581,605	7,473,180
154,000	Liberty Global plc, Cl. C†	1,905,052	6,515,740
244,000	Rogers Communications Inc., Cl. B	3,533,542	9,821,000
80,000	Scripps Networks Interactive Inc., Cl. A	2,642,710	6,491,200

Shares		Cost	Market Value
120,000	Sky Deutschland AG†	$1,053,934	$1,105,518

		32,459,643	105,053,098

	Communications Equipment — 0.2%
26,000	Loral Space & Communications Inc.†	1,405,693	1,889,940

	Computer Software and Services — 1.7%
22,000	DST Systems Inc.	1,604,141	2,027,740
180,000	eBay Inc.†	8,743,908	9,010,800
70,000	Microsoft Corp.	2,597,065	2,919,000

		12,945,114	13,957,540

	Consumer Products — 3.7%
25,000	Avon Products Inc.	429,856	365,250
105,000	Blyth Inc.	1,513,427	816,900
62,000	Energizer Holdings Inc.	2,667,395	7,565,860
566	Givaudan SA	161,059	943,972
599,000	Swedish Match AB	9,195,212	20,798,767

		13,966,949	30,490,749

	Consumer Services — 2.9%
296,500	Liberty Interactive Corp., Cl. A†	4,658,755	8,705,240
48,270	Liberty Ventures, Cl. A†	1,266,684	3,562,326
202,000	Rollins Inc.	662,012	6,060,000
155,000	The ADT Corp.	5,519,403	5,415,700

		12,106,854	23,743,266

	Diversified Industrial — 5.2%
41,000	Ampco-Pittsburgh Corp.	205,014	940,540
124,000	Crane Co.	3,650,062	9,220,640
45,000	Fortune Brands Home & Security Inc.	590,351	1,796,850
100,000	Griffon Corp.	1,128,574	1,240,000
233,000	Honeywell International Inc.	6,823,276	21,657,350
42,500	ITT Corp.	787,331	2,044,250
27,400	Katy Industries Inc.†	23,060	29,866
147,000	Tyco International Ltd.	3,620,230	6,703,200

		16,827,898	43,632,696

	Electronics — 1.7%
45,000	Dolby Laboratories Inc., Cl. A†	1,856,481	1,944,000
300,000	Sony Corp., ADR	5,118,954	5,031,000
157,000	Texas Instruments Inc.	3,568,978	7,503,030

		10,544,413	14,478,030

	Energy and Utilities — 3.4%
61,000	ConocoPhillips	1,180,454	5,229,530
200,000	GenOn Energy Inc., Escrow†	0	0
239,000	National Fuel Gas Co.	10,655,531	18,713,700
184,300	Weatherford International plc†	2,778,299	4,238,900

		14,614,284	28,182,130

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment — 16.1%
37,000	Discovery Communications Inc., Cl. A†	$537,456	$2,748,360
82,000	Discovery Communications Inc., Cl. C†	1,176,619	5,952,380
50,000	Dover Motorsports Inc.	197,844	144,500
240,000	Grupo Televisa SAB, ADR	2,526,094	8,234,400
32,000	Starz, Cl. A†	101,120	953,280
271,000	The Madison Square Garden Co., Cl. A†	1,449,042	16,923,950
130,000	Time Warner Inc.	3,959,594	9,132,500
300,000	Twenty-First Century Fox Inc., Cl. A	4,418,711	10,545,000
185,000	Twenty-First Century Fox Inc., Cl. B	5,452,645	6,332,550
724,000	Viacom Inc., Cl. A	22,896,915	62,807,000
390,000	Vivendi SA	7,763,842	9,543,065

		50,479,882	133,316,985

	Environmental Services — 2.2%
103,000	Progressive Waste Solutions Ltd.	2,372,231	2,644,010
408,584	Republic Services Inc.	8,237,909	15,513,935

		10,610,140	18,157,945

	Equipment and Supplies — 3.1%
130,000	CIRCOR International Inc.	1,667,618	10,026,900
90,000	Federal Signal Corp.	1,311,545	1,318,500
119,000	Flowserve Corp.	553,409	8,847,650
20,000	Graco Inc.	1,302,704	1,561,600
110,000	GrafTech International Ltd.†	1,165,764	1,150,600
29,000	Sealed Air Corp.	506,155	990,930
30,000	Watts Water Technologies Inc., Cl. A	416,169	1,851,900

		6,923,364	25,748,080

	Financial Services — 6.5%
233,000	American Express Co.	6,913,721	22,104,710
106,000	H&R Block Inc.	2,211,203	3,553,120
99,000	Kinnevik Investment AB, Cl. B	2,153,460	4,219,859
113,000	Legg Mason Inc.	3,401,088	5,798,030
275,000	The Bank of New York Mellon Corp.	8,708,109	10,307,000
160,000	Wells Fargo & Co.	5,913,256	8,409,600

		29,300,837	54,392,319

	Food and Beverage — 5.5%
168,000	Diageo plc, ADR	8,329,552	21,381,360
70,000	Fomento Economico Mexicano SAB de CV, ADR	862,699	6,555,500
26,000	Kerry Group plc, Cl. A	566,773	1,942,791
125,000	Mondelēz International Inc., Cl. A	3,183,876	4,701,250
12,000	Pernod Ricard SA	886,247	1,441,052

Shares		Cost	Market Value
153,000	The Hillshire Brands Co.	$5,459,917	$9,531,900

		19,289,064	45,553,853

	Health Care — 1.2%
30,000	Alere Inc.†	1,032,103	1,122,600
30,000	Covidien plc	1,127,121	2,705,400
40,000	Express Scripts Holding Co.†	2,649,856	2,773,200
60,000	Hospira Inc.†	2,550,672	3,082,200

		7,359,752	9,683,400

	Hotels and Gaming — 1.5%
18,000	Accor SA	664,291	936,355
140,000	International Game Technology	2,006,354	2,227,400
25,000	Las Vegas Sands Corp.	706,190	1,905,500
146,754	Ryman Hospitality Properties Inc.	4,543,148	7,066,205

		7,919,983	12,135,460

	Machinery — 2.2%
54,000	CNH Industrial NV, Brsaltaliana	525,492	554,567
243,006	CNH Industrial NV, New York	1,693,475	2,483,521
52,000	Deere & Co.	1,125,349	4,708,600
212,000	Xylem Inc.	5,641,297	8,284,960
30,000	Zebra Technologies Corp., Cl. A†	827,184	2,469,600

		9,812,797	18,501,248

	Metals and Mining — 2.2%
145,000	Barrick Gold Corp.	3,627,880	2,653,500
114,000	Freeport-McMoRan Copper & Gold Inc.	3,370,282	4,161,000
35,000	Materion Corp.	830,808	1,294,650
395,000	Newmont Mining Corp.	7,961,010	10,048,800

		15,789,980	18,157,950

	Publishing — 1.5%
4,300	Graham Holdings Co., Cl. B	2,917,682	3,087,873
210,380	Media General Inc.†	3,339,700	4,319,101
30,000	Meredith Corp.	612,068	1,450,800
215,000	News Corp., Cl. B†	3,377,904	3,751,750

		10,247,354	12,609,524

	Real Estate — 0.6%
90,000	Forest City Enterprises Inc., Cl. A†	1,706,225	1,788,300
122,000	Griffin Land & Nurseries Inc.	1,568,270	3,599,000

		3,274,495	5,387,300

	Retail — 1.8%
40,000	Bed Bath & Beyond Inc.†	2,573,624	2,295,200
140,000	CST Brands Inc.	4,487,249	4,830,000
50,000	CVS Caremark Corp.	2,111,191	3,768,500
80,000	Hertz Global Holdings Inc.†	2,060,899	2,242,400
59,000	Ingles Markets Inc., Cl. A	788,313	1,554,650

		12,021,276	14,690,750

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 1.9%
13,500	Airgas Inc.	$893,974	$1,470,285
17,000	Ashland Inc.	1,524,043	1,848,580
221,000	Chemtura Corp.†	5,589,162	5,774,730
120,000	Ferro Corp.†	761,202	1,507,200
49,000	International Flavors & Fragrances Inc.	3,913,297	5,109,720

		12,681,678	15,710,515

	Telecommunications — 1.5%
99,400	Cincinnati Bell Inc.†	390,878	390,642
380,000	Telephone & Data Systems Inc.	7,691,018	9,921,800
75,000	Vodafone Group plc, ADR	3,462,307	2,504,250

		11,544,203	12,816,692

	Wireless Communications — 0.3%
64,000	United States Cellular Corp.†	2,906,322	2,611,200

	TOTAL COMMON STOCKS	383,208,066	783,181,832

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.0%
$41,490,000	U.S. Treasury Bills, 0.010% to 0.075%††, 07/03/14 to 11/28/14	41,486,311	41,486,246

	TOTAL INVESTMENTS — 99.3%	$424,694,377	824,668,078

	Other Assets and Liabilities (Net) — 0.7%		5,493,344

	NET ASSETS — 100.0%		$830,161,422

(a)	At June 30, 2014, the Fund held an investment in a restricted and illiquid security amounting to $220,153 or 0.03% of net assets, which was valued as follows:

Acquisition		Acquisition	Acquisition	06/30/14 Carrying Value
Shares	Issuer	Date	Cost	Per Share
128,640,000	Rolls-Royce Holdings plc, Cl. C	04/23/14	$215,832	$0.0017

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $424,694,377)	$824,668,078
Cash	2,424
Receivable for investments sold	9,969,064
Receivable for Fund shares sold	203,555
Dividends receivable	1,681,415
Prepaid expenses	38,200

Total Assets	836,562,736

Liabilities:
Payable for Fund shares redeemed	277,670
Payable for investments purchased	5,071,627
Payable for investment advisory fees	674,424
Payable for distribution fees	151,839
Payable for accounting fees	11,250
Other accrued expenses	214,504

Total Liabilities	6,401,314

Net Assets (applicable to 41,102,764 shares outstanding)	$830,161,422

Net Assets Consist of:
Paid-in capital	$396,778,798
Accumulated net investment income	2,339,189
Accumulated net realized gain on investments and foreign currency transactions	31,067,414
Net unrealized appreciation on investments	399,973,701
Net unrealized appreciation on foreign currency translations	2,320

Net Assets	$830,161,422

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($7,618,268 ÷ 376,627 shares outstanding; 50,000,000 shares authorized)	$20.23

Class A:
Net Asset Value and redemption price per share ($637,377,222 ÷ 31,411,511 shares outstanding; 100,000,000 shares authorized)	$20.29

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$21.53

Class C:
Net Asset Value and offering price per share ($25,346,270 ÷ 1,443,178 shares outstanding; 50,000,000 shares authorized)	$17.56	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($159,819,662 ÷ 7,871,448 shares outstanding; 50,000,000 shares authorized)	$20.30

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $113,043)	$7,504,191
Interest	14,035

Total Investment Income	7,518,226

Expenses:
Investment advisory fees	3,930,316
Distribution fees - Class AAA	9,632
Distribution fees - Class A	770,741
Distribution fees - Class C	121,541
Shareholder services fees	224,244
Shareholder communications expenses	58,655
Custodian fees	54,272
Directors’ fees	39,731
Legal and audit fees	36,488
Registration expenses	34,059
Accounting fees	22,500
Miscellaneous expenses	27,923

Total Expenses	5,330,102

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(3,135)

Net Expenses	5,326,967

Net Investment Income	2,191,259

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	35,904,804
Net realized loss on foreign currency transactions	(6,623)

Net realized gain on investments and foreign currency transactions	35,898,181

Net change in unrealized appreciation/depreciation:
on investments	(16,743,443)
on foreign currency translations	2,269

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(16,741,174)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	19,157,007

Net Increase in Net Assets Resulting from Operations	$21,348,266

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$2,191,259	$1,160,394
Net realized gain on investments and foreign currency transactions	35,898,181	20,968,750
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(16,741,174)	164,670,677

Net Increase in Net Assets Resulting from Operations	21,348,266	186,799,821

Distributions to Shareholders:
Net investment income
Class AAA	—	(12,586)
Class A	—	(624,161)
Class I	—	(406,656)

	—	(1,043,403)

Net realized gain
Class AAA	—	(158,411)
Class A	—	(14,841,956)
Class C	—	(620,457)
Class I	—	(2,920,186)

	—	(18,541,010)

Total Distributions to Shareholders	—	(19,584,413)

Capital Share Transactions:
Class AAA	237,728	5,128,191
Class A	(14,445,951)	(6,117,376)
Class B*	—	(168,343)
Class C	845,633	11,437,759
Class I	27,925,420	91,518,282

Net Increase in Net Assets from Capital Share Transactions	14,562,830	101,798,513

Redemption Fees	816	3,631

Net Increase in Net Assets	35,911,912	269,017,552
Net Assets:
Beginning of year	794,249,510	525,231,958

End of period (including undistributed net investment income of $2,339,189 and $147,930, respectively)	$830,161,422	$794,249,510

*	Class B Shares were fully redeemed and closed on April 25, 2013.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets / Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2014(c)	$19.71	$ 0.05	$ 0.47	$ 0.52	—	—	—	$0.00	$20.23	2.6%	$ 7,618	0.55%(d)	1.38%(d)	16%
2013	15.21	0.03	4.98	5.01	$(0.04)	$(0.47)	$(0.51)	0.00	19.71	33.1	7,174	0.16	1.39(e)	9
2012	13.87	0.14	2.20	2.34	(0.14)	(0.86)	(1.00)	0.00	15.21	17.0	1,192	0.92	1.42	3
2011	15.58	0.07	(0.08)	(0.01)	(0.05)	(1.65)	(1.70)	0.00	13.87	0.1	634	0.45	1.43	6
2010(f)	14.37	0.00(b)	1.70	1.70	(0.03)	(0.46)	(0.49)	0.00	15.58	11.8	275	0.00(d)(g)	1.43(d)	14
Class A
2014(c)	$19.78	$ 0.05	$ 0.46	$ 0.51	—	—	—	$0.00	$20.29	2.6%	$637,377	0.54%(d)	1.38%(d)	16%
2013	15.24	0.03	5.00	5.03	$(0.02)	$(0.47)	$(0.49)	0.00	19.78	33.2	635,817	0.18	1.39(e)	9
2012	13.89	0.13	2.21	2.34	(0.13)	(0.86)	(0.99)	0.00	15.24	17.0	494,048	0.85	1.42	3
2011	15.59	0.05	(0.05)	0.00(b)	(0.05)	(1.65)	(1.70)	0.00	13.89	0.1	480,414	0.29	1.43	6
2010	12.58	0.01	3.46	3.47	(0.00)(b)	(0.46)	(0.46)	0.00	15.59	27.6	607,818	0.05	1.43	14
2009	9.00	0.04	3.69	3.73	(0.04)	(0.11)	(0.15)	0.00	12.58	41.4	449,865	0.36	1.52	5
Class C
2014(c)	$17.18	$(0.02)	$ 0.40	$ 0.38	—	—	—	$0.00	$17.56	2.2%	$ 25,346	(0.21)%(d)	2.13%(d)	16%
2013	13.37	(0.09)	4.37	4.28	—	$(0.47)	$(0.47)	0.00	17.18	32.2	23,912	(0.58)	2.14(e)	9
2012	12.30	0.02	1.95	1.97	$(0.04)	(0.86)	(0.90)	0.00	13.37	16.1	8,914	0.12	2.17	3
2011	14.07	(0.06)	(0.06)	(0.12)	—	(1.65)	(1.65)	0.00	12.30	(0.7)	7,789	(0.43)	2.18	6
2010	11.47	(0.09)	3.15	3.06	—	(0.46)	(0.46)	0.00	14.07	26.7	7,378	(0.70)	2.18	14
2009	8.25	(0.04)	3.37	3.33	—	(0.11)	(0.11)	0.00	11.47	40.4	6,314	(0.39)	2.27	5
Class I
2014(c)	$19.76	$ 0.08	$ 0.46	$ 0.54	—	—	—	$0.00	$20.30	2.7%	$159,820	0.79%(d)	1.13%(d)	16%
2013	15.22	0.06	5.02	5.08	$(0.07)	$(0.47)	$(0.54)	0.00	19.76	33.5	127,347	0.32	1.14(e)	9
2012	13.88	0.19	2.18	2.37	(0.17)	(0.86)	(1.03)	0.00	15.22	17.2	20,926	1.25	1.17	3
2011	15.58	0.09	(0.05)	0.04	(0.09)	(1.65)	(1.74)	0.00	13.88	0.4	8,543	0.57	1.18	6
2010	12.56	0.04	3.48	3.52	(0.04)	(0.46)	(0.50)	0.00	15.58	28.0	8,035	0.31	1.18	14
2009	8.99	0.06	3.69	3.75	(0.07)	(0.11)	(0.18)	0.00	12.56	41.6	4,647	0.59	1.27	5

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2014, unaudited.
(d)	Annualized.
(e)

The ratios do not include a reduction of advisory fee on unsupervised assets for the year ended December 31, 2013. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.40% and 1.40% (Class AAA and Class A), 2.15% (Class C), and 1.15% (Class I), respectively. For the six months ended June 30, 2014 and the years ended December 31, 2012, 2011, 2010, and 2009, the effect was minimal.

(f)	From the commencement of offering Class AAA Shares on April 30, 2010 through December 31, 2010.
(g)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Value 25 Fund Inc. was incorporated on July 20, 1989 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 20,619,379	—	$220,153	$ 20,839,532
Energy and Utilities	28,182,130	—	0	28,182,130
Other Industries (a)	734,160,170	—	—	734,160,170

Total Common Stocks	782,961,679	—	220,153	783,181,832

U.S. Government Obligations	—	$41,486,246	—	41,486,246

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$782,961,679	$41,486,246	$220,153	$824,668,078

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2014, refer to the Schedule of Investments.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,507,028
Net long term capital gains	18,077,385

Total distributions paid	$19,584,413

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$429,220,623	$403,588,252	$(8,140,797)	$395,447,455

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2014, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $3,135.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receive an annual fee of $2,000 per year. The Chairman of the Nominating Committee and Proxy Voting Committee each receive an annual fee of $2,500. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser,

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $128,898,691 and $118,809,705, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $104,016 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $22,850 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2014 and the year ended December 31, 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	95,004	$1,827,665	354,087	$6,346,255
Shares issued upon reinvestment of distributions	—	—	8,830	165,485
Shares redeemed	(82,295)	(1,589,937)	(77,369)	(1,383,549)

Net increase	12,709	$237,728	285,548	$5,128,191

Class A
Shares sold	1,077,818	$20,914,607	2,686,336	$46,220,111
Shares issued upon reinvestment of distributions	—	—	772,780	14,528,234
Shares redeemed	(1,816,847)	(35,360,558)	(3,734,054)	(66,865,721)

Net decrease	(739,029)	$(14,445,951)	(274,938)	$(6,117,376)

Class B*
Shares redeemed	—	$—	(11,402)	$(168,343)

Net decrease	—	$—	(11,402)	$(168,343)

Class C
Shares sold	160,066	$2,694,248	761,048	$11,974,119
Shares issued upon reinvestment of distributions	—	—	28,650	468,147
Shares redeemed	(108,652)	(1,848,615)	(64,589)	(1,004,507)

Net increase	51,414	$845,633	725,109	$11,437,759

Class I
Shares sold	1,952,375	$38,091,803	5,277,469	$95,183,630
Shares issued upon reinvestment of distributions	—	—	166,158	3,122,100
Shares redeemed	(524,008)	(10,166,383)	(375,046)	(6,787,448)

Net increase	1,428,367	$27,925,420	5,068,581	$91,518,282

*	Class B Shares were fully redeemed and closed on April 25, 2013.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Value 25 Fund Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 26, 2014, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Services (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

2. The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five and ten year average annual total returns for the periods ended December 31, 2013, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of the Fund and other retail and institutional multi-cap core funds (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was slightly below the median for the one year period and above the median for the three year, five year and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3. The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2013. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4. The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5. Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York

Mellon

TRANSFER AGENT AND

DIVIDEND DISBURSING

AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q214SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value 25 Fund Inc. (formerly, The Gabelli Value Fund Inc.)

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/02/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/02/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/02/2014

* Print the name and title of each signing officer under his or her signature.